Description of The Business and Group Composition - Summary of Detailed Information About Material Non-controlling Interests (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	€ 191,023	€ 200,397
Non-current assets	177,584	189,635
Current liabilities	(180,784)	(198,702)
Non-current liabilities	(95,267)	(107,484)
Revenue	468,487	427,375	€ 328,343
Profit/(loss) for the year	1,288	4,385	(24,906)
Other comprehensive income/(loss)	2,049	3,410	(4,160)
Total comprehensive income/(loss) for the year	3,337	7,795	(29,066)
Profit/(loss) allocated to NCI - 49%	1,828	800	(228)
Cash flow provided by operating activities	28,606	9,726	20,806
Cash flow used in investing activities	(4,646)	7,016	2,348
Cash flow used in financing activities (dividends to NCI: nil)	(13,534)	(2,016)	€ (5,577)
Natuzzi Florida LLC [member]
Disclosure of subsidiaries [line items]
Current assets	11,684	8,494
Non-current assets	12,337	10,924
Current liabilities	(9,246)	(8,142)
Non-current liabilities	(8,473)	(8,125)
Net assets	6,302	3,151
Net assets attributable to NCI – 49%	3,088	1,544
Revenue	21,481	16,578
Expenses	(18,488)	(14,955)
Profit/(loss) for the year	(2,993)	1,623
Other comprehensive income/(loss)	(195)	184
Total comprehensive income/(loss) for the year	(3,188)	1,807
Profit/(loss) allocated to NCI - 49%	(1,467)	795
Other comprehensive income/(loss) allocated to NCI	(96)	90
Cash flow provided by operating activities	1,464	4,160
Cash flow used in investing activities	(599)	(12)
Cash flow used in financing activities (dividends to NCI: nil)	€ (1,892)	€ (1,561)